Pension and Other Postretirement Benefits (Funded Status of Pension and Postretirement Benefit Obligations) (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Defined Benefit Plan Disclosure [Line Items]
Noncurrent liabilities	$ (1,328)	$ (1,769)
Pension benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Funded status at end of year	(994)	(1,416)
Other assets	12	13
Current liabilities	(53)	(53)
Noncurrent liabilities	(953)	(1,376)
Net amounts recognized	(994)	(1,416)
Pension benefits [Member] | Qualified Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Funded status at end of year	(309)	(742)
Postretirement benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Funded status at end of year	(424)	(443)
Other assets	0	0
Current liabilities	(49)	(50)
Noncurrent liabilities	(375)	(393)
Net amounts recognized	$ (424)	$ (443)